STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 02, 2021	Nov. 12, 2020	Nov. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Class of Stock [Line Items]
Common stock, shares authorized				2,000,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				1		1	1
Preferred stock, shares outstanding				1		1	1
Share price per share				$ 8.14		$ 8.14
Common stock, shares issued				120,399,731		97,785,107	92,682,632
Common stock, shares outstanding				120,399,731		97,785,107	92,682,632
Number of shares issued, value				$ 364,903			$ (45,512)
Value issued for settle of conversion				$ 89,366	$ 13,000	$ 1,040,181	34,540
Shares to be issued, shares				6,752,830
Shares to be issued, value				$ 717,260
Number of shares issued to acquistion						734,689
Common stock, shares authorized								550,000,000
Value issued for settle of conversion				$ 983,630		$ 513,959	$ 304,490
Equity Purchase Agreement and Registration Rights Agreement [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.001
Shares issued in recapitalization, shares	70,000					754,090
Number of shares issued, value	$ 15,000,000
Trading fees						$ 9,606
Trading percentage	250.00%
Issuance cost						79,800
Market price percentage	95.00%
Net proceeds						$ 117,771
Equity Purchase Agreement and Registration Rights Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Commitment amount	$ 20,000.00
Equity Purchase Agreement and Registration Rights Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Commitment amount	$ 400,000
Accounts Payable [Member]
Class of Stock [Line Items]
Shares issued in recapitalization, shares					24,460	219,850	18,182
Number of shares issued, value					$ 148,510	$ 471,443	$ 50,000
Magiclytics [Member]
Class of Stock [Line Items]
Number of shares issued to acquistion					734,689	874,999
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Shares issued settle of conversion				3,574,260	8,197	305,747	10,833
Value issued for settle of conversion				$ 89,366	$ 13,000	$ 1,040,181	$ 7,500
Value issued for settle of conversion						$ 91,519	$ 27,040
Beneficial conversion features						51,000
Debt Issuance Costs [Member]
Class of Stock [Line Items]
Shares issued settle of conversion				550,000	645,000	1,113,080
Value issued for settle of conversion				$ 23,382	$ 3,441,400	$ 6,571,530
Consultants and Directors [Member]
Class of Stock [Line Items]
Shares issued in recapitalization, shares				3,385,550	207,817	1,577,079
Number of shares issued, value				$ 55,225	$ 2,113,188	$ 6,056,491
Non Employee [Member]
Class of Stock [Line Items]
Fair value of warrants issued						15,797
Convertible Debt Holder [Member]
Class of Stock [Line Items]
Fair value of warrants issued						$ 211,633
WOHG Shareholders [Member] | Shares Exchange Agreement [Member]
Class of Stock [Line Items]
Common stock, par value		$ 0.0001
Shares issued in recapitalization, shares		46,811,195
Number of shares exchanged		200
Capital stock issued and outstanding		100.00%
Consultant [Member]
Class of Stock [Line Items]
Shares issued in recapitalization, shares							30,231
Number of shares issued, value							$ 73,582
Former Shareholder [Member]
Class of Stock [Line Items]
Forgiveness of debt							$ 46,541
Regulation A Offering and ELOC [Member]
Class of Stock [Line Items]
Shares issued in recapitalization, shares				8,351,960		1,011,720
Number of shares issued, value				$ 364,903		$ 963,061
Trading fees				$ 56,025		9,606
Issuance cost						79,800
Brokerage fees						$ 185,166
Series X Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares sold			1
Share price per share			$ 1.00